GENERAL (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015	Jan. 31, 2015
Organization Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net comprehensive loss	$ 19,449	$ 32,834	$ 10,548
Accumulated deficit	71,017
Net Cash Provided by (Used in) Operating Activities	$ (18,148)	$ (28,326)	$ (7,353)
Common Stock, Shares, Issued	27,865,244	14,007,046		6,379,198	7,475,000
Common Stock, Value, Issued	$ 74	$ 39		$ 38,556	$ 27,903